Inventories	12 Months Ended
Dec. 31, 2022
Inventories.
Inventories

11.   Inventories

Inventories comprise the following at December 31:

	2022	2021
	US$'000	US$'000
Finished goods	169,956	118,080
Raw materials in progress and industrial supplies	266,348	110,965
Other inventories	44,257	42,815
Advances to suppliers	19,519	17,937
Total	500,080	289,797

During 2022 the Company recognized an expense of $29,865 thousand, of which $17,523 related to finished goods (2021: $1,095 thousand) and $12,342 to raw material (nil in 2021) in respect of write-downs of inventory to net realizable value. The Company records expense for the write-down of inventories to Raw Materials and energy consumption for production in the consolidated income statement, see Note 4.8.

As of  December 31, 2022 and 2021, inventories in the Company’s subsidiaries in the United States, Canada, Norway, France and Spain ($435,347 thousand in 2022 and $180,575 thousand in 2021) were pledged forming part of the collateral for debt instruments, see Note 18.